Concentrations (Tables)	12 Months Ended
Jun. 30, 2019
Net revenues [Member]
Schedule of concentration risks

	Year ended June 30
	2018	% of net revenues	2019	2019	% of net revenues
	RMB		RMB	US$

Company A	47,856	28.9%	109,130	15,897	53.7%
Company B	44,452	26.8%	23,987	3,494	11.8%
Company C	27,855	16.8%	*	*	*
	120,163	72.5%	133,117	19,391	65.5%

*	represented less than 10% of total net revenues for the fiscal year.

Accounts receivable [Member]
Schedule of concentration risks

	As of June 30,
	2018	%	2019	2019	%
	RMB		RMB	US$

Company A	27,633	89.8%	10,398	1,515	37.4%
Company D	*	*	5,042	734	18.2%
Company E	*	*	4,022	586	14.5%
Company F	*	*	3,630	529	13.1%
	27,633	89.8%	23,903	3,364	83.2%

*	represented less than 10% of account receivables as of the year end.